Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of Segments

	Segovia	Marmato	Toroparu	Soto Norte	Corporate and Other	Total
Year-ended December 31, 2024
Revenue	$455,078	$55,526	$—	$—	$—	$510,604
Cost of sales	(254,879)	(59,880)	—	—	—	(314,759)
Depreciation and depletion	(30,501)	(3,037)	—	—	(612)	(34,150)
Social Contributions	(12,766)	(1,667)	—	—	—	(14,433)
Income from Mining Operations	156,932	(9,058)	—	—	(612)	147,262
Gain loss on Financial Instruments	—	—	—	—	(16,167)	(16,167)
Interest and accretion	(2,264)	(251)	(51)	(127)	(38,264)	(40,957)
Income taxes	(56,348)	83	—	(277)	503	(56,039)
Segment net income (loss)(1)	111,562	(5,518)	—	(4,102)	(78,651)	23,291
Capital expenditures	87,935	82,512	10,262	8,121	2,294	191,124
Year-ended December 31, 2023
Revenue	$403,105	$44,569	$—	$—	$—	$447,674
Cost of sales	(214,169)	(47,597)	—	—	—	(261,766)
Depreciation and depletion	(31,928)	(2,493)	—	—	(523)	(34,944)
Social Contributions	(9,573)	(584)	—	—	—	(10,157)
Income from Mining Operations	147,435	(6,105)	—	—	(523)	140,807
Gain loss on Financial Instruments	—	—	—	—	(13,078)	(13,078)
Interest and accretion	(2,515)	—	(117)	—	(26,524)	(29,156)
Income taxes	(50,659)	291	—	—	2,961	(47,407)
Segment net income (loss)(1)	77,188	(3,263)	—	2,650	(65,156)	11,419
Capital expenditures	55,958	41,705	15,173	—	253	113,089
As at December 31, 2024
Total assets	$338,570	$436,730	$355,865	$592,104	$271,235	$1,994,504
Total liabilities	(98,826)	(179,178)	(84,761)	(11,416)	(537,216)	(911,397)
As at December 31, 2023
Total assets	$311,680	$367,188	$348,397	$108,527	$217,079	$1,352,871
Total liabilities	(90,953)	(133,061)	(86,174)	—	(418,028)	(728,216)
(1)Included in segment net income (loss) are total employee benefits costs of $65.5 million (2023 - $61.2 million).